Semi-Annual Report
June 30, 2002


                                                         [NEUBERGER BERMAN LOGO]



                                       Neuberger Berman
                                       Advisers
                                       Management
                                       Trust


--------------------------------------------------------------------------------


                                       Regency
                                       Portfolio



C0244 08/02

Regency Portfolio  Manager's Commentary
---------------------------------------

The first half of 2002 was a tale of two very different quarters. In the first quarter, the AMT Regency Portfolio kept pace with a modestly rising market. In the second quarter it gave back most of its gains as the market fell sharply. We are pleased to have closed the first half with a gain of 0.70%, underperforming the Russell Midcap Value Index, which was up 2.86%, but outpacing the Russell Midcap Index, which was down 5.71%. However, we continue to operate in a very difficult market environment, in which positive fundamentals alone may not support stock prices.

In the first half, our investments in the financials, healthcare, and industrials sectors had the most positive impact on returns. The steep yield curve and strong mortgage lending market was a positive for smaller regional banks and savings & loans. Portfolio holdings such as North Fork Bancorp, TCF Financial, and Golden State Bancorp, which has announced it will be acquired by Citigroup, performed quite well. Mortgage insurer Radian Group was another excellent performer in this sector.

In the healthcare sector, we were rewarded by investments in companies providing critical care services including Davita (kidney dialysis) and Lincare (respiratory health services). Strong relative returns in the healthcare sector were also a function of our decision to largely avoid the pharmaceuticals companies, which declined sharply due to best selling drugs coming off patent, fewer new drug introductions, and increasing grass-roots political pressure against the high profit margins for patented drugs. Our best performing holdings in the industrials category were services companies rather than manufacturers. These include: H&R Block, which provides tax services for individuals and small businesses, and Manpower, a temporary help company that has done a great job controlling costs.

Our thorough analysis of balance sheets, income statements and operating cash flow statements helped us avoid the stock market's biggest disasters. Although there can be quarterly aberrations, we look to see whether, over a six-to-twelve-month period, a company's operating cash flow equals or exceeds its reported earnings. It is not easy to detect unsound accounting practices, but if operating cash flow is below reported earnings, it is a red flag that there may be something funny going on.

Although we were significantly underweighted in the utilities sector, several of our holdings got hit especially hard. Kinder Morgan, a natural gas distribution company, met earnings expectations, but was dragged down by the controversy surrounding Enron, Dynegy, and Calpine. We're not sure if Kinder Morgan is exposed to the same kind of problems that have plagued these companies, but the exceptionally negative investor sentiment toward energy distribution businesses inspired us to close out our position. We have maintained our position in Exelon, however, because we believe the fundamentals are still compelling. Exelon is one of the two largest managers of nuclear generating plants in the U.S. Although it provided gains during the period, Exelon has since lost ground due to soft demand for electricity in this slow growth economy and concern that terrorists might target nuclear facilities.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Looking ahead, although the economy appears to be recovering and corporate earnings should trend higher in the coming quarters, we believe the stock market may continue to struggle. We are troubled by two things: earnings expectations, and the fact that despite an extremely punishing two-year bear market, we are still not finding a lot of solid fundamental bargains.

In the Roaring 90s, earnings accelerated due to artificial demand (technology and telecom frantically building capacity that just wasn't needed). Earnings were often inflated by aggressive accounting. So, we suspect those folks betting that a recovering economy will produce the kind of earnings growth seen in the mid-to-late 90s are going to be sorely disappointed.

Generally, after the kind of bear market we have experienced over the last two years, there are lots of stocks we believe are cheap. The fact that we don't see many gives us pause. One of two things has to happen to create the kind of positive fundamentals that can sustain a market advance. Either earnings must improve quite significantly (a real challenge in a slow to moderate growth economy) or stock prices will have to come down further. Unfortunately, at this juncture, we believe the odds favor the latter.

In this kind of environment, research and stock selection will be critical to preserving and enhancing equities assets. We will continue to pore over balance sheets, income statements, and operating cash flow statements to identify financially sound, high-quality companies trading at opportunistic valuations. We believe these efforts will continue to serve shareholders well in good and bad markets.

Sincerely,

/s/ ROBERT GENDELMAN

ROBERT GENDELMAN
PORTFOLIO MANAGER

As of the date of this report, the Regency Portfolio has not had a full year of performance.

The Russell Midcap Index is an unmanaged index of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap (Registered Trademark) Value Index is an unmanaged index that measures the performance of those Russell Midcap (Registered Trademark) Index companies with lower price-to-book ratios and lower forecasted growth values.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(Copyright) 2002 Neuberger Berman Management Inc., distributor. All rights reserved.

Schedule of Investments Regency Portfolio
-----------------------------------------


Number of Shares                                  Market Value+

Common Stocks (94.9%)
Agriculture (1.3%)
   31,870            Archer-Daniels-Midland        $  407,617
Auto Related (2.2%)
   46,300            AutoNation, Inc.                 671,350*
Automotive (1.6%)
   10,300            Lear Corp.                       476,375*
Banking (3.9%)
    7,700            City National                    413,875
    4,000            Cullen/Frost Bankers             143,800
    7,300            North Fork Bancorp               290,613
    6,800            TCF Financial                    333,880
                                                   ----------
                                                    1,182,168
Banking & Financial (5.6%)
    5,600            Golden State Bancorp             203,000
   20,900            IndyMac Mortgage Holdings        474,012
   10,200            Lehman Brothers Holdings         637,704
   14,800            Southtrust Corp.                 386,576
                                                   ----------
                                                    1,701,292
Biotechnology (1.0%)
   15,700            Genzyme Corp.                    302,068*
Building, Construction & Furnishing (1.0%)
    7,000            Vulcan Materials                 306,600
Business Services (2.3%)
   18,700            Manpower Inc.                    687,225
Chemicals (1.2%)
    7,500            Air Products & Chemicals         378,525
Consumer Goods & Services (1.9%)
   15,900            Valassis Communications          580,350*
Consumer Products & Services (1.1%)
   12,900            Viad Corp.                       335,400
Electrical & Electronics (0.6%)
    3,600            Parker-Hannifin                  172,044
Entertainment (0.5%)
    6,500            Regal Entertainment Group        151,580[L]
Financial Services (12.3%)
    7,200            Ambac Financial Group            483,840
    7,000            Comerica Inc.                    429,800
   13,100            Federated Investors              452,867
    9,500            GreenPoint Financial             466,450
    6,800            H & R Block                      313,820
    7,600            John Hancock Financial
                       Services                       267,520
    5,900            MBIA, Inc.                       333,527
   15,200            Principal Financial Group        471,200*
   10,000            Radian Group                     488,500
                                                   ----------
                                                    3,707,524
Food & Beverage (1.6%)
   12,700            Dean Foods                       473,710*

Number of Shares                                  Market Value+

Health Care (6.1%)
    7,500            Anthem, Inc.                  $  506,100*[L]
    3,500            C. R. Bard                       198,030
   27,800            Davita, Inc.                     661,640
   18,400            Omnicare, Inc.                   483,184
                                                   ----------
                                                    1,848,954
Health Products & Services (2.4%)
   22,500            Lincare Holdings                 726,750
Industrial Goods & Services (1.7%)
    6,700            American Standard                503,170*
Insurance (9.0%)
    5,000            Chubb Corp.                      354,000
    7,000            CIGNA Corp.                      681,940
   12,500            Loews Corp.                      662,375
    9,800            PartnerRe Ltd.                   479,710
    6,300            XL Capital                       533,610
                                                   ----------
                                                    2,711,635
Manufacturing (1.2%)
    9,800            Mettler-Toledo International     361,326
Media (1.2%)
    2,800            Knight-Ridder                    176,260
    8,300            USA Interactive                  194,635*
                                                   ----------
                                                      370,895
Office Equipment (1.2%)
    9,100            Pitney Bowes                     361,452
Oil & Gas (7.5%)
    6,720            Apache Corp.                     386,266
   10,000            Equitable Resources              343,000
    6,200            Noble Corp.                      239,320
   13,600            Ocean Energy                     294,712
   11,700            Sunoco, Inc.                     416,871
    6,400            Talisman Energy                  288,960
   14,100            XTO Energy                       290,460
                                                   ----------
                                                    2,259,589
Publishing & Broadcasting (0.6%)
    9,400            Reader's Digest Class A          176,062
Railroads (1.2%)
   10,400            CSX Corp.                        364,520
Real Estate/REIT (3.2%)
   15,000            Archstone-Smith Trust            400,500
    7,400            Avalonbay Communities            345,580
    4,800            Vornado Realty Trust             221,760
                                                   ----------
                                                      967,840
Recreational Equipment (1.0%)
   11,300            Brunswick Corp.                  316,400
Restaurants (1.4%)
   13,700            Brinker International            434,975*

See Notes to Schedule of Investments

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Schedule of Investments Regency Portfolio cont'd
------------------------------------------------


Number of Shares                                 Market Value+

Retail (7.0%)
   43,100            Foot Locker                  $   622,795*
   17,400            Liz Claiborne                    553,320
   13,900            May Department Stores            457,727[L]
    8,300            Payless ShoeSource               478,495*
                                                  -----------
                                                    2,112,337
Software (1.5%)
   11,700            Fair, Isaac & Co.                384,579[L]
    6,700            Sybase, Inc.                      70,685
                                                  -----------
                                                      455,264
Systems (1.8%)
   21,200            GTECH Holdings                   541,448*
Technology (2.9%)
   25,000            Cadence Design Systems           403,000*
   29,900            Computer Associates              475,111
                                                  -----------
                                                      878,111
Telecommunications (1.9%)
    8,700            Belo Corp.                       196,707
   10,200            Harris Corp.                     369,648
                                                  -----------
                                                      566,355
Transportation (3.1%)
    8,900            Canadian National Railway        461,020
   12,800            Teekay Shipping                  472,448
                                                  -----------
                                                      933,468
Utilities (0.9%)
    5,200            Exelon Corp.                     271,960
Total Common Stocks
(Cost $27,432,366)                                 28,696,339
                                                  -----------
Principal Amount
Short-Term Investments (11.0%)
$1,247,167           N&B Securities Lending
                      Quality Fund, LLC             1,247,167
 2,091,761           Neuberger Berman
                      Institutional Cash Fund
                      Trust Class                   2,091,761@
                                                  -----------
Total Short-Term Investments
(Cost $3,338,928)                                   3,338,928#
                                                  -----------
Total Investments (105.9%)
(Cost $30,771,294)                                 32,035,267##
Liabilities, less cash, receivables and other
 assets [(5.9%)]                                   (1,787,902)
                                                  -----------
Total Net Assets (100.0%)                         $30,247,365
                                                  -----------

                                       5
See Notes to Schedule of Investments

Notes to Schedule of Investments Regency Portfolio
--------------------------------------------------

+ Investment securities of the Fund are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Fund values all other securities by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At June 30, 2002, the cost of investments for U.S. Federal income tax purposes was $30,771,294. Gross unrealized appreciation of investments was $2,096,784 and gross unrealized depreciation of investments was $832,811, resulting in net unrealized appreciation of $1,263,973, based on cost for U.S. Federal income tax purposes.

*    Non-income producing security.

[L] All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).

See Notes to Financial Statements

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


Statement of Assets and Liabilities
-----------------------------------

                                                                                         ------------
                                                                                           Regency
Neuberger Berman Advisers Management Trust                                                 Portfolio
Assets
  Investments in securities, at market value* (Note A)--see Schedule of Investments      $ 32,035,267
-----------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                            25,473
-----------------------------------------------------------------------------------------------------
  Receivable for securities sold                                                               72,791
-----------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                              47,801
=====================================================================================================

Total Assets                                                                               32,181,332
=====================================================================================================

Liabilities
  Payable for collateral on securities loaned (Note A)                                      1,247,167
-----------------------------------------------------------------------------------------------------
  Payable for securities purchased                                                            649,947
-----------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                              1,037
-----------------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                       13,010
-----------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                             7,182
-----------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                          15,624
=====================================================================================================

Total Liabilities                                                                           1,933,967
=====================================================================================================

Net Assets at value                                                                      $ 30,247,365
=====================================================================================================

Net Assets consist of:
  Paid-in capital                                                                        $ 30,212,150
-----------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                                  (30,548)
-----------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                   (1,198,233)
-----------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                        1,263,996
=====================================================================================================

Net Assets at value                                                                      $ 30,247,365
=====================================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)                           3,017,673
-----------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share                                 $      10.02
=====================================================================================================

*Cost of Investments                                                                     $ 30,771,294
=====================================================================================================

See Notes to Financial Statements

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS
                                                 ENDED JUNE 30, 2002 (UNAUDITED)

Statement of Operations
-----------------------

                                                                          -------------
                                                                             Regency
Neuberger Berman Advisers Management Trust                                  Portfolio
Investment Income
Income:
Dividend income                                                              $158,183
---------------------------------------------------------------------------------------
Interest income (Note A)                                                       14,409
---------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                  (488)
=======================================================================================
Total income                                                                  172,104
=======================================================================================
Expenses:
Investment management fee (Note B)                                             73,127
---------------------------------------------------------------------------------------
Administration fee (Note B)                                                    40,333
---------------------------------------------------------------------------------------
Auditing fees                                                                   1,427
---------------------------------------------------------------------------------------
Custodian fees (Note B)                                                        20,458
---------------------------------------------------------------------------------------
Legal fees                                                                      2,723
---------------------------------------------------------------------------------------
Shareholder reports                                                            10,453
---------------------------------------------------------------------------------------
Reimbursement of expenses previously assumed by administrator (Note B)         14,415
---------------------------------------------------------------------------------------
Trustees' fees and expenses                                                    17,327
---------------------------------------------------------------------------------------
Miscellaneous                                                                     686
=======================================================================================
Total expenses                                                                180,949
Expenses reduced by custodian fee expense offset arrangement (Note B)              (9)
=======================================================================================
Total net expenses                                                            180,940
=======================================================================================
Net investment income (loss)                                                   (8,836)
=======================================================================================
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities sold                        (83,768)
--------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
     Investment securities (Note A)                                            99,988
     ---------------------------------------------------------------------------------
     Foreign currency (Note A)                                                     40
     ==================================================================================
Net gain (loss) on investments                                                 16,260
=======================================================================================
Net increase (decrease) in net assets resulting from operations              $  7,424
=======================================================================================

See Notes to Financial Statements

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Statement of Changes in Net Assets
----------------------------------

                                                                                   Regency Portfolio
Neuberger Berman Advisers Management Trust                               ----------------------------------
                                                                                                Period from
                                                                            Six Months      August 22, 2001
                                                                                 Ended        (Commencement
                                                                         June 30, 2002    of Operations) to
                                                                           (Unaudited)    December 31, 2001
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                              $    (8,836)         $     27,663
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       (83,768)           (1,114,465)
-----------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments           100,028             1,163,968
===========================================================================================================
Net increase (decrease) in net assets resulting from operations                 7,424                77,166
===========================================================================================================
Distributions to Shareholders From:
Net investment income                                                         (49,375)                   --
===========================================================================================================
From Fund Share Transactions:
Proceeds from shares sold                                                   7,604,100            25,314,369
-----------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions                      49,375                    --
-----------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                               (1,152,053)           (1,603,641)
===========================================================================================================
Net increase (decrease) from Fund share transactions                        6,501,422            23,710,728
===========================================================================================================
Net Increase (Decrease) in Net Assets                                       6,459,471            23,787,894
Net Assets:
Beginning of period                                                        23,787,894                    --
===========================================================================================================
End of period                                                             $30,247,365          $ 23,787,894
===========================================================================================================
Accumulated undistributed net investment income (loss) at end of period   $   (30,548)         $     27,663
===========================================================================================================
Number of Fund Shares:
Sold                                                                          740,087             2,559,233
-----------------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions                           4,893                    --
-----------------------------------------------------------------------------------------------------------
Redeemed                                                                     (114,035)             (172,505)
===========================================================================================================
Net increase (decrease) in shares outstanding                                 630,945             2,386,728
===========================================================================================================

See Notes to Financial Statements

Notes to Financial Statements Regency Portfolio
-----------------------------------------------

     Note A--Summary of Significant Accounting Policies:

1 General: Regency Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Fund had no operations until August 22, 2001, other than matters relating to its organization and registration as a series of the Trust. The Trust is currently comprised of nine separate operating series (the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

6 Dividends and distributions to shareholders: Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($836,193 expiring in 2009, determined as of December 31, 2001), it is the policy of the Fund not to distribute such gains.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

7 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

9 Security lending: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Fund receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Fund receives a fee, payable monthly, negotiated by the Fund and Morgan, based on the number and duration of the lending transactions. This income is reflected in the Statement of Operations under the caption Interest income. At June 30, 2002, the value of the securities loaned, the value of the collateral and the income earned on loaned securities during the six months ended June 30, 2002 were $1,222,713, $1,247,167 and $83, respectively.

10 Affiliated transactions: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), an affiliated fund managed by Neuberger Berman Management Inc. ("Management"). The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund does not pay Management an investment management fee associated with its investment in the Cash Fund. For the six months ended June 30, 2002, income earned on this investment amounted to $14,409 and is reflected in the Statement of Operations under the caption Interest income.

Notes to Financial Statements Regency Portfolio cont'd
------------------------------------------------------

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

     The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets.

     The trustees of the Trust adopted a non-fee distribution plan for the Fund.

     Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Management has contractually undertaken through April 30, 2005 to reimburse the Fund for its operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.50% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2002, no reimbursement to the Fund was required. The Fund has agreed to repay Management through December 31, 2008 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. For the six months ended June 30, 2002, the Fund reimbursed Management $14,415 under this agreement. At June 30, 2002, the Fund has no remaining contingent liability to Management under the agreement.

     Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $9.

     Note C--Securities Transactions:

     During the six months ended June 30, 2002, there were purchase and sale transactions (excluding short-term securities) of $17,467,338 and $11,587,197, respectively.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

     During the six months ended June 30, 2002, brokerage commissions on securities transactions amounted to $42,133, of which Neuberger received $27,051, and other brokers received $15,082.

     Note D--Line of Credit:

     At June 30, 2002, the Fund was a holder of a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2002, nor had the Fund utilized this line of credit at any time prior to that date.

     Note E--Unaudited Financial Information:

     The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

Financial Highlights Regency Portfolio
--------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.[+/+]


                                                                                               Period from
                                                                  Six Months Ended    August 22, 2001[carr]
                                                                          June 30,          to December 31,
                                                                  -----------------------------------------

                                                                              2002                    2001
                                                                       (Unaudited)
Net Asset Value, Beginning of Period                                     $  9.97                     $ 10.00
                                                                         -------                     -------
Income From Investment Operations
Net Investment Income (Loss)                                                (.00)                        .01
Net Gains or Losses on Securities (both realized and unrealized)             .07                        (.04)
                                                                         -------                     -------
Total From Investment Operations                                             .07                        (.03)
                                                                         -------                     -------
Less Distributions
From Net Investment Income                                                  (.02)                         --
                                                                         -------                     -------
Net Asset Value, End of Period                                           $ 10.02                     $  9.97
                                                                         -------                     -------
Total Return++                                                             +0.70%**                    -0.30%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)                                  $  30.2                      $ 23.8
Ratio of Gross Expenses to Average Net Assets#                              1.35%*                      1.50%*
Ratio of Net Expenses to Average Net Assets [SS]                            1.35%*                      1.50%*
Ratio of Net Investment Income (Loss) to Average Net Assets                 (.07)%*                      .36%*
Portfolio Turnover Rate                                                       45%                         71%

See Notes to Financial Highlights

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Notes to Financial Highlights Regency Portfolio
-----------------------------------------------

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

[SS] After reimbursement of expenses by Management. Had Management not undertaken such action the annualized ratio of net expenses to average daily net assets would have been:


                                                                     Period from
                                                              August 22, 2001 to
                                                                    December 31,
                                                                            2001
                                                                           1.69%

       After reimbursement of expenses previously paid by Management. Had Management not been reimbursed, the annualized ratio of net expenses to average daily net assets would have been:

                                                                Six Months Ended
                                                                        June 30,
                                                                            2002
                                                                           1.24%

[carr] The date investment operations commenced.

[+/+] The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

*      Annualized.

**     Not annualized.

Trustees and Officers
---------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees

------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex    Other Directorships Held
                             Length of Time                                        Overseen by     Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee               Trustee
------------------------------------------------------------------------------------------------------------------------------
John Cannon (72)            Trustee since    Retired. Formerly, Chairman and           29        Independent Trustee or
                            2000             Chief Investment Officer of CDC                     Director of three series of
                                             Capital Management (registered                      Oppenheimer Funds:
                                             investment adviser) (1993-Jan.                      Limited Term New York
                                             1999).                                              Municipal Fund,
                                                                                                 Rochester Fund
                                                                                                 Municipals, and
                                                                                                 Oppenheimer Convertible
                                                                                                 Securities Fund, 1992 to
                                                                                                 present.
------------------------------------------------------------------------------------------------------------------------------
Faith Colish (66)           Trustee since    Attorney at Law and President,            29
                            1984             Faith Colish, A Professional
                                             Corporation; 1980 to present.
------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)       Trustee since    Consultant. Retired President and         29
                            1989             Trustee of Teachers Insurance &
                                             Annuity (TIAA) and College
                                             Retirement Equities Fund (CREF).
------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (64)         Trustee since    Consultant, C. A. Harvey                  29
                            1998             Associates, June 2001 to present;
                                             Member, Individual Investors
                                             Advisory Committee to the New
                                             York Stock Exchange Board of
                                             Directors, 1998 to present;
                                             Secretary, Board of Associates to
                                             The National Rehabilitation
                                             Hospital's Board of Directors;
                                             Director of American Association
                                             of Retired Persons (AARP), 1978
                                             to December 2000; Member,
                                             American Savings Education
                                             Council's Policy Board (ASEC),
                                             1998-2000; Member, Executive
                                             Committee, Crime Prevention
                                             Coalition of America, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex    Other Directorships Held
                             Length of Time                                        Overseen by     Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee               Trustee
------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)           Trustee since    Senior Vice President and General         29
                            2000             Counsel of Loews Corporation
                                             (diversified financial corporation).
------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (74)       Trustee since    Professor of Finance and                  29        Director, Delaware Labs,
                            2000             Economics at Stern School of                        1978 to present
                                             Business, New York University.                      (cosmetics).
------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)       Trustee since    Retired. Formerly, Vice President         29        Director, State Theatre of
                            1999             and Special Counsel to WHX                          New Jersey (not-for-profit
                                             Corporation (holding company);                      theater), 2000 to present;
                                              1993-2001.                                         Formerly, Director of
                                                                                                 Kevlin Corporation
                                                                                                 (manufacturer of
                                                                                                 microwave and other
                                                                                                 products).
------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (69)      Trustee since    Senior Vice President of Burnham          29        Director, 92nd Street Y
                            2000             Securities Inc. (a registered                       (non-profit), 1967 to
                                             broker-dealer) since 1991.                          present; Formerly,
                                                                                                 Director, Cancer
                                                                                                 Treatment Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (69)       Trustee since    Retired. Senior Vice President of         29        Director, Pro-Kids Golf
                            2000             Foodmaker, Inc. (operator and                       and Learning Academy,
                                             Franchiser of Restaurants) until                    1998 to present (teach golf
                                             January 1997; Secretary of                          and computer usage to "at
                                             Foodmaker, Inc. until July 1996.                    risk" children); Director of
                                                                                                 Prandium, Inc.,
                                                                                                 March 2001 to present
                                                                                                 (restaurants).
------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers cont'd
----------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex    Other Directorships Held
                             Length of Time                                        Overseen by     Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee               Trustee
------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (70)      Trustee since    General Partner of Oxford Partners        29        Formerly, Director of
                            2000             and Oxford Bioscience Partners                      Capital Cash
                                             (venture capital partnerships) and                  Management Trust
                                             President of Oxford Venture                         (money market fund) and
                                             Corporation.                                        Prime Cash Fund.
------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (52)        Trustee since    General Partner of Seip                   29        Director, H&R Block,
                            2000             Investments LP (a private                           Inc. (financial services
                                             investment partnership); President                  company), May 2001 to
                                             and CEO of Westaff, Inc.,                           present; Director, General
                                             May 2001 to January 2002                            Magic (voice recognition
                                             (temporary staffing); Senior                        software), November 2001
                                             Executive at the Charles Schwab                     to present; Director,
                                             Corporation from 1983 to 1999;                      Forward Management,
                                             including Chief Executive Officer                   Inc. (asset management),
                                             of Charles Schwab Investment                        2001-present; Member of
                                             Management, Inc. and Trustee of                     the Board of Directors of
                                             Schwab Family of Funds and                          E-Finance Corporation
                                             Schwab Investments from 1997 to                     (credit decisioning
                                             1998; Executive Vice                                services), 1999 to present;
                                             President-Retail Brokerage for                      Director, Save-Daily.com
                                             Charles Schwab Investment                           (micro investing services),
                                             Management from 1994 to 1997.                       1999 to present; Formerly,
                                                                                                 Director of Offroad
                                                                                                 Capital Inc. (pre-public
                                                                                                 internet commerce
                                                                                                 company).
------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (54)    Trustee since    Private investor and consultant           29        Director, Providence
                            1999             specializing in the insurance                       Washington (property and
                                             industry; Advisory Director of                      casualty insurance
                                             Securitas Capital LLC (a global                     company),
                                             private equity investment firm                      December 1998 to
                                             dedicated to making investments in                  present; Director, Summit
                                             the insurance sector).                              Global Partners (insurance
                                                                                                 brokerage firm),
                                                                                                 October 2000 to present.
------------------------------------------------------------------------------------------------------------------------------

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex    Other Directorships Held
                             Length of Time                                        Overseen by     Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee               Trustee
------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (57)         Trustee since    Regional Manager for Atlanta              29
                            1984             Region, Ford Motor Credit
                                             Company since August 1997; prior
                                             thereto, President, Ford Life
                                             Insurance Company, April 1995
                                             until August 1997.
------------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen* (49)     President and    Executive Vice President and Chief        29        Executive Vice President,
                            Trustee since    Investment Officer of Neuberger                     Chief Investment Officer
                            2000             Berman since 1999; Executive Vice                   and Director of Neuberger
                                             President and Chief Financial                       Berman Inc. (holding
                                             Officer of NB Management from                       company) since 1999;
                                             November 1999 to March 2000;                        Chairman since May 2000
                                             Vice President of NB Management                     and Director of NB
                                             from 1990 until 1999; Partner or                    Management since
                                             Principal of Neuberger Berman                       January 1996.
                                             from 1993.
------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (73)     Trustee since    Member, Investment Policy                 29        Director of Legg Mason,
                            2000             Committee, Edward Jones, 1993-                      Inc. (financial services
                                             2001; President of the Securities                   holding company), 1993
                                             Industry Association ("SIA")                        to present; Director,
                                             (securities industry's representative               Boston Financial Group
                                             in government relations and                         (real estate and tax
                                             regulatory matters at the federal                   shelters) 1993-1999.
                                             and state levels) from 1974-1992;
                                             Adviser to SIA from
                                             November 1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers cont'd
----------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex    Other Directorships Held
                             Length of Time                                        Overseen by     Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee               Trustee
------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (43)      Chairman of       Executive Vice President of              29        Executive Vice President
                            the Board,        Neuberger Berman since 1999;                       and Director of Neuberger
                            Chief             Principal of Neuberger Berman                      Berman Inc. (holding
                            Executive         from 1997 until 1999; Senior Vice                  company) since 1999;
                            Officer and       President of NB Management from                    President and Director of
                            Trustee since     1996 until 1999; Director of                       NB Management since
                            2000; President   Institutional Services of NB                       1999.
                            from 1999 to      Management from 1988 until
                            2000              1996.
------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Information about the Officers of the Trust

                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                Principal Occupation(s) (3)
----------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (45)        Secretary since 1984               Vice President of Neuberger Berman since
                                                                  2002 and Employee since 1999; Vice
                                                                  President-Mutual Fund Board Relations of NB
                                                                  Management since 2000; Vice President of NB
                                                                  Management from 1986 to 1999; Secretary of
                                                                  two other mutual funds for which NB
                                                                  Management acts as investment manager and
                                                                  administrator.

Robert Conti (45)              Vice President since 2000          Vice President of Neuberger Berman since
                                                                  1999; Senior Vice President of NB
                                                                  Management since 2000; Controller of NB
                                                                  Management until 1996; Treasurer of NB
                                                                  Management from 1996 until 1999; Vice
                                                                  President of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 2000.

Stacy Cooper-Shugrue (39)      Assistant Secretary since 1991     Vice President-Mutual Fund Board Relations
                                                                  of NB Management since February 25, 2002;
                                                                  Employee of Neuberger Berman since 1999;
                                                                  Assistant Vice President of NB Management
                                                                  from 1993 to 1999; Assistant Secretary of two
                                                                  other mutual funds for which NB Management
                                                                  acts as investment manager and administrator.

Barbara Muinos (43)            Assistant Treasurer since 1996     Vice President of Neuberger Berman since
                                                                  1999; Assistant Vice President of NB
                                                                  Management from 1993 to 1999; Assistant
                                                                  Treasurer of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 1996.

Brian J. Gaffney (48)          Vice President since 2000          Managing Director of Neuberger Berman since
                                                                  1999; Senior Vice President of NB
                                                                  Management since 2000; Vice President of NB
                                                                  Management from 1997 until 1999; Vice
                                                                  President of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 2000.

Trustees and Officers cont'd
----------------------------

                                             Position and
 Name, Age, and Address (1)            Length of Time Served (2)                    Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------
Sheila R. James (37)           Assistant Secretary since June 5, 2002     Employee of Neuberger Berman since 1999;
                                                                          Employee of NB Management from 1991 to
                                                                          1999; Assistant Secretary of two other mutual
                                                                          funds for which NB Management acts as
                                                                          investment manager and administrator since
                                                                          June 5, 2002.

Richard Russell (55)           Treasurer and Principal Accounting         Vice President of Neuberger Berman since
                               Officer since 1993 and Principal           1999; Vice President of NB Management from
                               Financial Officer since June 2000          1993 until 1999; Treasurer and Principal
                                                                          Financial and Accounting Officer of two other
                                                                          mutual funds for which NB Management acts
                                                                          as investment manager and administrator.

Frederic B. Soule (56)         Vice President since 2000                  Vice President of Neuberger Berman since
                                                                          1999; Vice President of NB Management from
                                                                          1995 until 1999; Vice President of two other
                                                                          funds for which NB Management acts as
                                                                          investment manager and administrator since
                                                                          2000.

Celeste Wischerth (41)         Assistant Treasurer since 1996             Vice President of Neuberger Berman since
                                                                          1999; Assistant Vice President of NB
                                                                          Management from 1994 to 1999; Assistant
                                                                          Treasurer of two other mutual funds for which
                                                                          NB Management acts as investment manager
                                                                          and administrator since 1996.

--------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.